Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (12,930)	$ (1,122)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	19	0
Share-based compensation expense	247	59
Accretion expense on convertible promissory note	126	0
Change in derivative fair value	9,369	0
Loss on settlement of convertible promissory note	1,353	0
Drawdown in shares issued for prepaid services	63	0
Shares issued for consulting services	32	0
Changes in operating assets and liabilities:
Change in accounts receivable, net	21	0
Change in prepaid expenses and deposits	(124)	(10)
Change in trade payables	(204)	357
Change in accrued liabilities	(470)	(603)
Change in deferred revenue	(13)	0
Net cash used in operating activities	(2,511)	(1,319)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire equipment	(7)	0
Product enhancement – intangible asset	0	(131)
Net cash used in investing activities	(7)	(131)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares (2025) and settlement of convertible promissory note (2024), net of issuance costs	1,425	945
Proceeds from warrants exercises	8,828	0
Net cash provided by financing activities	10,253	945
INCREASE (DECREASE) IN CASH	7,735	(505)
BALANCE OF CASH AT THE BEGINNING OF PERIOD	1,810	2,143
BALANCE OF CASH AT THE END OF PERIOD	9,545	1,638
Supplemental cash flow information
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Non-cash investing and financing activities
Deemed dividend on warrant inducement	4,410	0
Non-cash acquisition of equipment	0	(60)
Conversion of Promissory Note to Common Stock [Member]
Non-cash investing and financing activities
Shares issued for conversion of Convertible Promissory Note	$ 12,339	$ 0